                     UNITED STATES TRUST COMPANY OF BOSTON

        WALDEN LOGO
                            WALDEN ASSET MANAGEMENT
                            A Division of United States Trust Company of Boston

             PROSPECTUS FOR THE FOLLOWING BOSTON TRUST PORTFOLIOS:

                          WALDEN SOCIAL BALANCED FUND
                           WALDEN SOCIAL EQUITY FUND
                                 June 30, 2000

                               INVESTMENT ADVISER
                     WALDEN ASSET MANAGEMENT, A DIVISION OF
                     UNITED STATES TRUST COMPANY OF BOSTON
                                40 COURT STREET
                          BOSTON, MASSACHUSETTS 02108
                           TELEPHONE: (617) 726-7250

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

         WALDEN MUTUAL FUNDS                                   TABLE OF CONTENTS

                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                    ICON
Carefully review this                               3  Walden Social Balanced Fund
important section for a                             5  Walden Social Equity Fund
summary of each Fund's
investments, risks and fees.

                                                INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                    ICON
This section contains                               7  Walden Social Balanced Fund
details on each Fund's                              8  Walden Social Equity Fund
investment strategies and                           9  Investment Risks
risks.

                                                SHAREHOLDER INFORMATION

                                    ICON
Consult this section to                            10  Pricing of Fund Shares
obtain details on how shares                       10  Purchasing and Adding to Your Shares
are valued, how to purchase,                       12  Selling Your Shares
sell and exchange shares,                          14  Exchanging Your Shares
related charges and payments                       15  Dividends, Distributions and Taxes
of dividends.

                                                FUND MANAGEMENT

                                    ICON
Review this section for                            16  The Investment Adviser
details on the people and                          17  Portfolio Managers
organizations who oversee
the Funds and their
investments.

                                                FINANCIAL HIGHLIGHTS

                                    ICON
Review this section for                            19  Walden Social Balanced Fund
details on the selected                            19  Walden Social Equity Fund
financial statements of the
Funds.

  RISK/RETURN SUMMARY AND FUND EXPENSES        [ICON]

                                               WALDEN SOCIAL BALANCED FUND


    INVESTMENT OBJECTIVE                       The Walden Social Balanced Fund seeks long-term capital
                                               growth and income through an actively managed portfolio
                                               of stocks, bonds and money market instruments.

    PRINCIPAL INVESTMENT STRATEGIES            The Fund invests in stocks, bonds and money market
                                               instruments, with at least 20% of assets in fixed-income
                                               securities.

    PRINCIPAL INVESTMENT RISKS                 The Fund is subject to both stock market risk and
                                               interest rate risk. Therefore, the value of the Fund's
                                               investments will fluctuate with market conditions and
                                               interest rates and the value of your investment in the
                                               Fund will also vary. You could lose money on your
                                               investment in the Fund, or the Fund could underperform
                                               other investments.

    WHO MAY WANT TO INVEST?                    Consider investing in the Fund if you are:
                                               - interested in ensuring that your investments are
                                               consistent with your social concerns and values
                                               - investing for a period of time in excess of 3 to 5
                                                 years
                                               - able to bear the risk of market value fluctuations in
                                               the short-term
                                               - looking for a combination of exposure to stock
                                               investments for growth, and fixed-income investments
                                                 (bonds and money market instruments) for greater
                                                 stability of income and principal

                                               This Fund will not be appropriate for someone:
                                               - investing for a period of time less than 3 to 5 years
                                               - not comfortable with market fluctuations in
                                                    the short-term
                                               - looking primarily for a high level of current income

    PERFORMANCE HISTORY                        Because the Fund commenced operations on June 20, 1999
                                               and does not yet have investment returns for a full
                                               calendar year, performance information for the Fund is
                                               not presented.

  RISK/RETURN SUMMARY AND FUND EXPENSES   [ICON]

ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Social Balanced Fund.


                                          SHAREHOLDER FEES
                                          (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          Maximum Sales Charge (load) on Purchases             n/a
                                          Maximum Deferred Sales Charge (load)                 n/a
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          Management Fees                                    0.75%
                                          Distribution and Service (12b-1) Fees                n/a
                                          Other Expenses                                    0.59%*
                                          Total Fund Operating Expenses                     1.34%*
                                          Fee Waiver and/or Expense Reimbursement           0.34%*
                                          Net Expenses                                      1.00%*


* The Adviser has entered into an expense limitation agreement with the Walden Social Balanced Fund to limit the Total Fund Operating Expenses of the Walden Social Balanced Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Balanced Fund would have been 1.34%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.


EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other funds. The table illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


                                                        WALDEN SOCIAL         1      3      5       10
                                                        BALANCED FUND        YEAR   YEARS  YEARS  YEARS
                                                                             $102   $391   $702   $1,583

  RISK/RETURN SUMMARY AND FUND EXPENSES  [ICON]

                                               WALDEN SOCIAL EQUITY FUND


    INVESTMENT OBJECTIVE                       The Walden Social Equity Fund seeks long-term capital
                                               growth through an actively managed portfolio of stocks.
    PRINCIPAL INVESTMENT STRATEGIES            The Fund invests primarily in equity securities.

    PRINCIPAL INVESTMENT RISKS                 The Fund is subject to stock market risk. Therefore, the
                                               value of the Fund's investments will fluctuate with
                                               market conditions and the value of your investment in the
                                               Fund will also vary. You could lose money on your
                                               investment in the Fund, or the Fund could underperform
                                               other investments.

    WHO MAY WANT TO INVEST?                    Consider investing in the Fund if you are:
                                               - interested in ensuring that your investments are
                                               consistent with your social concerns and values
                                               - investing for a period of time in excess of 3 to 5
                                                 years
                                               - looking for a high-quality, well-diversified,
                                               all-equity portfolio that provides the potential for
                                                 growth of your investment
                                               - comfortable with market value fluctuations in the
                                                 short-term
                                               This Fund will not be appropriate for someone:
                                               - investing for a period of time less than 3 to 5 years
                                               - not comfortable with market value fluctuations
                                               - looking for current income

    PERFORMANCE HISTORY                        Because the Fund commenced operations on June 20, 1999
                                               and does not yet have investment returns for a full
                                               calendar year, performance information for the Fund is
                                               not presented.

  RISK/RETURN SUMMARY AND FUND EXPENSES  [ICON]

ANNUAL FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Social Equity Fund.


                                          SHAREHOLDER FEES
                                          (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                          Maximum Sales Charge (load) on Purchases             n/a
                                          Maximum Deferred Sales Charge (load)                 n/a
                                          ANNUAL FUND OPERATING EXPENSES
                                          (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                          Management Fees                                    0.75%
                                          Distribution and Service (12b-1) Fees                n/a
                                          Other Expenses                                    0.43%*
                                          Total Fund Operating Expenses                     1.18%*
                                          Fee Waiver and/or Expense Reimbursement           0.18%*
                                          Net Expenses                                      1.00%*


* The Adviser has entered into an expense limitation agreement with the Walden Social Equity Fund to limit the Total Fund Operating Expenses of the Walden Social Equity Fund to 1.00% of its average daily net assets for its current fiscal year. Without this expense limitation agreement, the Total Fund Operating Expenses for the Equity Fund would have been 1.18%. The Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser pursuant to the expense limitation agreement provided that such repayment does not cause the Fund's Total Fund Operating Expenses to exceed 1.00% of its average daily net assets and the repayment is made within three years after the year in which the Adviser incurred the expense.


EXPENSE EXAMPLE

Use this table to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each period
  - no changes in the Fund's operating expenses

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.


                                                        WALDEN SOCIAL         1      3      5       10
                                                        EQUITY FUND          YEAR   YEARS  YEARS  YEARS
                                                                             $102   $357   $632   $1,416

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS  [ICON]



   SOCIAL RESPONSIBILITY CRITERIA


   Investments of the Funds will satisfy certain social responsibility criteria. Among the criteria on which the Adviser evaluates companies are:

     - PRODUCT SAFETY AND DESIRABILITY: Do companies produce tobacco or alcohol? Are they honest and comprehensive in promoting products and services?


     - WORKPLACE ISSUES: Do companies engage in equal employment and fair labor practices? Do they provide safe working conditions?

     - ENVIRONMENTAL IMPACT: Are companies curbing emissions and waste? Are they complying with environmental regulations? Do they own or operate nuclear power plants?

     - INTERNATIONAL OPERATIONS: Are companies upholding human rights and environmental standards abroad?

     - WEAPONS CONTRACTING: Are companies directly involved in the production of weapons systems?

                                                WALDEN SOCIAL BALANCED FUND

   TICKER SYMBOL: WSBFX

   INVESTMENT OBJECTIVE


   The investment objective of the Walden Social Balanced Fund is to seek long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.


   POLICIES AND STRATEGIES


   Consistent with the Walden Social Balanced Fund's investment objective, the
   Fund:


     - maintains an actively managed portfolio of stocks, bonds and money market instruments


     - will generally invest at least 20% of its total assets in fixed-income securities



     - will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks


     - will purchase primarily investment grade bonds

     - may invest up to 20% of its total assets in fixed-income securities that are considered non-investment grade


     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (excluding U.S. Treasury instruments)



     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts



     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS  [ICON]

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

     - may invest in other investment companies

   PORTFOLIO TURNOVER. The annual rate of portfolio turnover is not expected to exceed 100%. In general, the Adviser will not consider the rate of portfolio turnover to be a limiting factor in determining when or whether to purchase or sell securities in order to achieve the Fund's objective.

   In the event that the Adviser determines that market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund's assets in money market instruments.

                                                WALDEN SOCIAL EQUITY FUND

   TICKER SYMBOL: WSEFX

   INVESTMENT OBJECTIVE


   The investment objective of the Walden Social Equity Fund is to seek long-term growth of capital.


   POLICIES AND STRATEGIES


   Consistent with the Walden Social Equity Fund's investment objective, the
   Fund:


     - will invest substantially all, but in no event less than 65%, of the value of its total assets in equity securities

     - will invest in the following types of equity securities: common stocks, preferred stocks, securities convertible or exchangeable into common stocks, warrants and any rights to purchase common stocks

     - may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

     - may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (excluding U.S. Treasury instruments)

     - may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

     - may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed upon price on an agreed upon date (usually within seven days of purchase)

     - may lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional income

     - may invest in other investment companies

   In the event that the Adviser determines that current market conditions are not suitable for the Fund's typical investments, the Adviser may, for temporary defensive purposes, invest all or any portion of the Fund's assets in money market instruments and U.S. Government securities.

  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

                                                INVESTMENT RISKS

   Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.
   Generally, the Funds will be subject to the following risks:

     - MARKET RISK: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The Funds' performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund's investment portfolio, national and international economic conditions and general market conditions.

     - INTEREST RATE RISK: Interest rate risk refers to the risk that the value of either Fund's fixed income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase.

     - CREDIT RISK: Credit risk refers to the risk related to the credit quality of the issuer of a security held in either Fund's portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations.


   Investments in the Funds are not deposits of United States Trust Company of Boston or any of its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation (the "FDIC") or any other government agency.

  SHAREHOLDER INFORMATION

                                PRICING OF FUND SHARES

-------------------------------------
HOW NAV IS CALCULATED
The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:
                                     NAV =
                           Total Assets - Liabilities
                           -------------------------
                                Number of Shares
                                  Outstanding

You can find the Fund's NAV daily in The Wall Street Journal and other financial newspapers.
-------------------------------------
The net asset value per share of each Fund is determined at the time trading closes on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern Standard Time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year's Day, President's Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of each Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Funds. This is known as the offering price.

Each Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Funds' Trustees.

                                PURCHASING AND ADDING TO YOUR SHARES

   You may purchase the Funds through the Distributor or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.


   The minimum initial investment in the Funds is $2,000. Subsequent investments must be at least $500. BISYS Fund Services (the "Distributor") acts as Distributor of each Fund's shares. Shares of the Funds are offered continuously for purchase at the net asset value per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check, money order or wire, as described below.


   All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

   A Fund or the Adviser may waive its minimum purchase requirement, or the Distributor may reject a purchase order, if it is deemed to be in the best interest of either Fund and its shareholders.

  SHAREHOLDER INFORMATION

                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

       BY REGULAR MAIL OR OVERNIGHT SERVICE

   INITIAL INVESTMENT:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, certified check or money order payable to either "Walden Social Balanced Fund" or "Walden Social Equity Fund", as applicable.

   3. Mail to: Walden Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108.

   SUBSEQUENT INVESTMENTS:


   1. Subsequent investments should be made by check or money order payable to the applicable fund and mailed to the address indicated above. Your account number should be written on the check.


       BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.


   For initial investment: Before wiring funds, you should call 1-800-282-8782, ext. 4050, or 1-617-695-4050 to advise that an initial investment will be made by wire and to receive an account number. Follow the instructions below after receiving your account number.


   For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
   United States Trust Company of Boston

   Routing Number: ABA #011500120


   DDA# 113195811

   Include:
   Your name
   Your account number
   Fund name

  SHAREHOLDER INFORMATION

                                SELLING YOUR SHARES

   INSTRUCTIONS FOR SELLING SHARES
   You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.
                                       WITHDRAWING MONEY FROM YOUR FUND
                                       INVESTMENT

                                       A request for a withdrawal in cash from
                                       either Fund
                                       constitutes a redemption or sale of
                                       shares
                                       for a mutual fund shareholder.

       BY TELEPHONE

   (unless you have declined telephone sales privileges)


     1. Call 1-800-282-8782, ext. 4050 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).


       BY MAIL


     2(a). Call 1-800-282-8782, ext. 4050 to request redemption forms or write a letter of instruction indicating:

           - your Fund and account number
           - amount you wish to redeem
           - address to which your check should be sent
           - account owner signature

     2(b). Mail to: Walden Mutual Funds, c/o United States Trust Company of
           Boston, 40 Court Street, Boston, MA 02108

       BY OVERNIGHT SERVICE

   SEE INSTRUCTION 2 ABOVE.
   Send to: Walden Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108

       BY WIRE TRANSFER

   You must indicate this option on your application.

   If you call by 4 p.m. Eastern Standard Time, your payment will normally be wired to your bank on the next business day.

   The Fund may charge a wire transfer fee.

   Note: Your financial institution may also charge a separate fee.

  SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES

   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing in the following situations:

   1. Redemptions from Individual Retirement Accounts ("IRAs").

   2. Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

     - Redemptions over $10,000

     - Your account registration or the name(s) on your account has changed within the last 15 days

     - The check is not being mailed to the address on your account

     - The check is not being made payable to the owner of the account

     - The redemption proceeds are being transferred to another Fund account with a different registration

   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, clearing agency, or savings association.

   VERIFYING TELEPHONE REDEMPTIONS

   The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   The Funds reserve the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of the Fund's net assets). If either Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

  SHAREHOLDER INFORMATION

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.
   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

                                EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of another Boston Trust or Walden Mutual Fund. No transaction fees are charged for exchanges.

   You must meet the minimum investment requirements for the Fund into which you are exchanging.

   INSTRUCTIONS FOR EXCHANGING SHARES


   Exchanges may be made by sending a written request to Walden Mutual Funds, c/o United States Trust Company of Boston, 40 Court Street, Boston, MA 02108, or by calling 1-800-282-8782, ext. 4050. Please provide the following information:


     - Your name and telephone number

     - The exact name on your account and account number

     - Taxpayer identification number (usually your Social Security number)

     - Dollar value or number of shares to be exchanged

     - The name of the Fund from which the exchange is to be made

     - The name of the Fund into which the exchange is being made

   Please refer to "Selling your Shares" for important information about telephone transactions.

   NOTES ON EXCHANGES

     - To prevent disruption in the management of the Funds, exchange activity may be limited to 4 exchanges within a calendar year.

     - The registration and tax identification numbers of the two accounts must be identical.

     - The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

  SHAREHOLDER INFORMATION

                                DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds usually are paid annually.
   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

   Dividends are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.

   Dividends are taxable in the year in which they are paid, even if they appear on your account statement in the following year.

   You will be notified in January of each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

   Foreign shareholders may be subject to special withholding requirements.

   The Funds are required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

   This tax discussion is meant only as a general summary. Because each investor's tax situation is unique, you should consult your tax adviser about the particular consequences to you of investing in the Funds.

  FUND MANAGEMENT

                           WALDEN ASSET MANAGEMENT, A DIVISION OF THE INVESTMENT ADVISER

   United States Trust Company of Boston, (the "Adviser"), 40 Court Street, Boston, Massachusetts 02108, is the investment adviser for the Funds and has designated its Walden division to fulfill its obligations with respect to the Funds. The Adviser is a Massachusetts-chartered banking and trust company established in 1895 and is a wholly-owned subsidiary of Citizens Financial Group, Inc., Providence, Rhode Island ("CFG"), a Delaware corporation, which in turn is a wholly-owned subsidiary of The Royal Bank of Scotland plc, a banking company organized under the laws of Scotland. The Trust Department of the Adviser has managed assets as a fiduciary for over 50 years. The Adviser began offering professional investment management services in 1974 with the establishment of its Asset Management Division. The Adviser is not affiliated with United States Trust Company of New York.

   The Adviser makes the day-to-day investment decisions for the Funds. In addition, the Adviser continuously reviews, supervises and administers each Fund's investment program. For these advisory services, each of the Funds paid the Adviser investment advisory fees equaling 0.75% of its average daily net assets during the fiscal year ended March 31, 2000. In accordance with an expense limitation agreement in effect with respect to each of the Funds, the Adviser reimbursed the Balanced Fund 0.28% resulting in a net investment advisory fee, after reimbursement, of 0.47% for the Fund, and it reimbursed the Equity Fund 0.13% resulting in a net investment advisory fee, after reimbursement, of 0.62% for the Fund.

   SOCIAL INVESTING

   For many, the primary goal of socially responsive investing is moral consistency: not owning and profiting from investments in companies which violate personal ethical standards. This goal is achieved best by using specific social criteria to screen potential investments.

   For others, the goal of socially responsive investing is social change. Recognizing corporations as key participants in effecting social and economic justice, this strategy uses the power of ownership to influence corporate behavior. Walden Asset Management utilizes both social screening and social change strategies to achieve its financial and social objectives.

   Walden is engaged actively in promoting positive corporate change through company dialogue and shareholder resolutions, social screening, public policy testimony and technical assistance to nonprofits.

   Walden is committed to making socially responsive investing an effective instrument of social change at home and abroad. Walden has an in-house social research process that fully harnesses the power of shareholder activism. Through dialogue with management and in partnership with other agents of change, Walden uses its leverage as a shareholder to foster progressive corporate practices.

   Walden is working to focus companies on the sustainability of their profits by urging corporate management to treat their workers, customers, communities and the environment as valuable, long-term assets. Our research and advocacy work is dedicated to finding the practical linkages between these constituencies, and helping use shareholder power productively.

   For a quarter century, Walden Asset Management has been at the forefront of building relationships and developing tools to effect social change. Walden strives to be responsive to evolving social concerns and to stay at the forefront of research and activism on emerging social issues.

   Consistent with these social investing principles, each Fund seeks to invest in companies that:

     - Are above average in their industry for environmental performance and management, have innovative programs for pollution prevention and resource conservation, comply with environmental regulations, conduct comprehensive environmental auditing, and develop products that help the environment.

  FUND MANAGEMENT

     - Are above average in their industry for labor relations, worker safety programs, employee benefits, equal employment opportunity and affirmative action, encourage employee ownership and participation, and support families and communities.
     - Adhere to policies and practices that respect fundamental human rights.

     - Strive to be responsible corporate citizens, and respond openly to social concerns through public disclosure of information.

   The Funds avoid investing in companies that, to the Adviser's knowledge:

     - Have below average performance in the area of pollution control and poor compliance records for environmental regulations; have equity ownership in nuclear power plants, or significant involvement in the nuclear power fuel cycle.

     - Have substandard performance in the hiring and promotion of women and minorities, or have a pattern of violating fair labor standards or health and safety regulations.

     - Derive significant revenues from the manufacture of weapons systems or hand guns, tobacco products and alcoholic beverages, or from gaming activities.

     - Significantly support human rights abuses.

   Each Fund's social guidelines are subject to change without shareholder approval.

                           PORTFOLIO MANAGERS

   The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of the Funds' portfolios:

    Balanced Fund:    Mr. Stephen Moody, Senior Vice President and Chairman of the
                      Adviser's Social Investment Policy Committee, is the
                      portfolio manager of the Balanced Fund. Prior to joining the
                      Adviser in 1980, Mr. Moody served as research director of
                      the Council on Economic Priorities, and economic consultant to the Shalan Foundation and Natural Resources Defense
                      Council. Mr. Moody earned his B.A. from the University of
                      California at Berkeley and an MA in Economics from the
                      Graduate Faculty of the New School for Social Research. He
                      is a member of the American Economic Association and the
                      Boston Security Analysts Society.
    Equity Fund:      Mr. Robert Lincoln, Senior Vice President and Chief Economic
                      Strategist of the Adviser, is the portfolio manager of the
                      Equity Fund. Mr. Lincoln joined the Adviser in 1984 after
                      serving as a Group Vice President at Charles River
                      Associates, a Boston-based economic and financial consulting firm. Mr. Lincoln earned his B.A. degree (magna cum laude)
                      in Economics and his M.A. in Economics from Harvard
                      University.

   The Statement of Additional Information has more detailed information about the Adviser.

  FUND MANAGEMENT

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services is the Funds' distributor and administrator and is located at 3435 Stelzer Road, Columbus, OH 43219.

   CAPITAL STRUCTURE

   The Coventry Group was organized as a Massachusetts business trust on January 8, 1992. Overall responsibility for the management of the Funds is vested in its Board of Trustees. Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for any fractional shares held, and will vote in the aggregate and not by series except as otherwise expressly required by law. An annual or special meeting of shareholders to conduct necessary business is not required by the Coventry Group's Declaration of Trust, the Investment Company Act of 1940 or other authority, except under certain circumstances. Absent such circumstances, the Coventry Group does not intend to hold annual or special meetings.

  FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand each Fund's performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund (assuming the reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each Fund's financial statements, are included in the annual report to shareholders of each Fund, which is available upon request.

                                                                   WALDEN SOCIAL        WALDEN SOCIAL
                                                                   BALANCED FUND         EQUITY FUND
                                                                      FOR THE              FOR THE
                                                                   PERIOD ENDING        PERIOD ENDING
                                                                 MARCH 31, 2000(a)    MARCH 31, 2000(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                               $10.00               $10.00
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                              0.13                 0.02
      Net realized and unrealized gains from investment
        transactions                                                     0.65                 0.67
    ----------------------------------------------------------------------------------------------------
        Total from investment activities                                 0.78                 0.69
    ----------------------------------------------------------------------------------------------------
    DIVIDENDS:
      Net investment income                                             (0.09)               (0.01)
      In excess of net realized gains from investment
        transactions                                                       --                (0.08)
    ----------------------------------------------------------------------------------------------------
        Total dividends                                                 (0.09)               (0.09)
    ----------------------------------------------------------------------------------------------------
    Net asset value, end of period                                     $10.69               $10.60
    ----------------------------------------------------------------------------------------------------
        Total return                                                     7.83%(c)             6.94%(c)
    RATIOS/SUPPLEMENTARY DATA:
    Net assets at end of period (millions)                             $ 13.1               $ 25.1
    Ratio of expenses to average net assets                              1.01%(d)             1.00%(d)
    Ratio of net investment income to average net assets                 1.70%(d)             0.28%(d)
    Ratio of expenses to average net assets(b)                           1.34%(d)             1.18%(d)
    Portfolio turnover                                                  28.80%               28.57%

   (a)  Commenced operations on June 20, 1999.

   (b) During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

   (c)  Not annualized.

   (d) Annualized.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

Each Fund's annual and semi-annual reports to shareholders contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its most recent fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING THE FUNDS AT:

                            WALDEN MUTUAL FUNDS
                            C/O UNITED STATES TRUST COMPANY OF BOSTON
                            40 COURT STREET
                            BOSTON, MASSACHUSETTS 02108


                            TELEPHONE: 1-800-282-8782 X 4050


You can also review each Fund's reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

  - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C.
    20549-6009 or calling 1-202-942-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

  - Free on the EDGAR Database from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6526.